N-2 - $ / shares shares in Millions	Aug. 07, 2023	Jul. 31, 2023
Cover [Abstract]
Entity Central Index Key	0001495222
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	Oxford Lane Capital Corp.
General Description of Registrant [Abstract]
Lowest Price or Bid, NAV		$ 4.68
Highest Price or Bid, NAV		$ 4.78
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	common stock
Outstanding Security, Authorized [Shares]	190.1